Investment Securities (Details) - Schedule of debt securities - CNY (¥)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	¥ 387,522,236	¥ 246,400,000
Impairment	(9,845,189)	(5,403,084)
Net amortized cost	377,677,047	240,996,916
Investment in partnership [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	383,003,311	246,400,000
Impairment	(7,845,764)	(5,403,084)
Net amortized cost	375,157,547	¥ 240,996,916
Corporate bond [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	4,518,925
Impairment	(1,999,425)
Net amortized cost	¥ 2,519,500